Income tax credit/(expense) - Additional information related to tax (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Income tax related to recognition in other comprehensive income
Deferred tax (Note 17)	£ (1,018)	£ (1,287)	£ 1,448
Current tax			(2,017)
Total income tax expense recognized in other comprehensive loss	(1,018)	(1,287)	(569)
US
Income tax related to recognition in other comprehensive income
Deferred tax (Note 17)			3,395
UK
Income tax related to recognition in other comprehensive income
Deferred tax (Note 17)	£ (1,018)	£ (1,287)	£ (1,947)